                       SUPPLEMENT DATED DECEMBER 2, 1996
                                       TO
                       STRATEGIC VARIABLE LIFE PROSPECTUS
                               DATED MAY 1, 1996
                 FLEXIBLE PREMIUM VARIABLE WHOLE LIFE INSURANCE
                                   ISSUED BY
           MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I AND
                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

 Effective January 1, 1997 two different sales load schedules will apply to the Policies. For all Policies issued under a Case installed on the administration system prior to January 1, 1997, the sales load schedule on Page 9 of the Prospectus will continue to apply. For all Policies issued under a Case installed on the administration system ON OR AFTER JANUARY 1, 1997, a new sales load will apply SUBJECT TO STATE AVAILABILITY. In addition, effective January 1, 1997, the maximum commissions paid under the Policies will change.

 SUBJECT TO STATE AVAILABILITY, THE FOLLOWING PROVISIONS WILL APPLY TO POLICIES ISSUED UNDER A CASE INSTALLED ON THE ADMINISTRATION SYSTEM ON OR AFTER JANUARY 1, 1997 AND WILL SUPERSEDE THE LANGUAGE CONTAINED ON PAGE 9 IN THE PROSPECTUS:

 The sales load component of the premium deduction is based on the total Initial Case Premium Paid for all Policies under a Case before installation on the administration system. For Policies issued under a Case with an Initial Case Premium Paid of less than $3,500,000, the sales load percentages will decrease after the fifth Policy Year. For Policies issued under a Case with an Initial Case Premium Paid of $3,500,000 or more, the sales load will not change after the fifth Policy Year. Please note for Policies issued under a Case with an Initial Case Premium Paid of less than $3,500,000, the premiums are tracked on an annual cumulative basis for each Policy, and the year 1 through 5 sales load percentages will be higher on premium payments made below the specified minimum annual planned Policy premium.

                                   SALES LOAD

 INITIAL CASE PREMIUM PAID                   YEARS 1-5              YEARS 6+

 Less than $3,500,000

    Less than or equal to the                 18.00%                  6.00%
    Minimum Planned Policy Premium

    Greater than the Minimum Planned           6.00%                  6.00%
    Policy Premium

 Greater than or equal to $3,500,000           5.50%                  5.50%
 but less than $7,000,000

 Greater than or equal to $7,000,000           3.25%                  3.25%
 but less than $10,000,000

 Greater than or equal to $10,000,000          0.75%                  0.75%

 THE FOLLOWING APPLIES TO POLICIES ISSUED UNDER A CASE INSTALLED ON THE ADMINISTRATION SYSTEM PRIOR TO JANUARY 1, 1997:

 The sales load component of the premium deduction is based on the total Initial Case Premium Paid for all Policies under a Case before installation on the administration system. For Policies issued under a Case with an Initial Case Premium Paid of less than $1,000,000, the sales load percentages will decrease after the fifth Policy Year. For Policies issued under a Case with an Initial Case Premium Paid of $1,000,000 or more, the sales load will not change after the fifth Policy Year. Please note for Policies issued under a Case with an Initial Case Premium Paid of less than $1,000,000, the premiums are tracked on an annual cumulative basis for each policy, and the year 1 through 5 sales load percentages will be higher on premium payments made below the specified minimum annual planned Policy premium.

                                   SALES LOAD

 INITIAL CASE PREMIUM PAID                   YEARS 1-5              YEARS 6+

 Less than $1,000,000

    Less than or equal to the                 18.00%                  6.00%
    Minimum Planned Policy Premium

    Greater than the Minimum Planned           6.00%                  6.00%
    Policy Premium

 Greater than or equal to $1,000,000           7.00%                  7.00%
 but less than $2,500,000

 Greater than or equal to $2,500,000           5.50%                  5.50%
 but less than $5,000,000

 Greater than or equal to $5,000,000           4.00%                  4.00%
 but less than $10,000,000

 Greater than or equal to $10,000,000          3.25%                  3.25%

 EFFECTIVE JANUARY 1, 1997 THE FOLLOWING COMMISSION SCHEDULE LANGUAGE SUPERSEDES THAT CONTAINED ON PAGE 29 OF THE PROSPECTUS:

 COMMISSIONS SCHEDULE. Agents or selling brokers receive commissions as a percentage of the premium paid under Policies with total Initial Case Premium Paid of less than $10,000,000. The commission percentage on these Policies is based on the Initial Case Premium Paid for all Policies in a Case. It is not affected by subsequent changes under the Case. The maximum commission percentage paid under the Policies is 18% of premiums.